Borrowings - Senior and Ship Mortgage Notes Navios Holdings and Navios Logistics (Details) € in Thousands, $ in Thousands	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Oct. 31, 2016 USD ($)	Nov. 29, 2013	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)
Debt Instrument [Line Items]
Gain/ (Loss) on bond and debt extinguishment				$ 6,464	$ (981)	$ 29,187
Restricted cash				12,892	$ 6,558	$ 5,386
2022 Senior Secured Notes
Debt Instrument [Line Items]
Face amount at issuance date				$ 305,000
Issuance date/Date of agreement				Nov. 21, 2017
Debt instrument, issuance price percentage				97.00%
Fixed interest rate				11.25%			11.25%
Gain/ (Loss) on bond and debt extinguishment				$ (2,695)
2022 Senior Secured Notes | On or after November 21, 2017
Debt Instrument [Line Items]
Redemption price percentage				108.438%
Senior Notes due 2019
Debt Instrument [Line Items]
Face amount at issuance date				$ 350,000
Issuance date/Date of agreement				Jan. 28, 2011
Fixed interest rate				8.125%			8.125%
Repurchase of notes		$ 58,906
Repurchase of senior notes - cash consideration		30,671
Gain/ (Loss) on bond and debt extinguishment		$ 27,670
2022 Notes
Debt Instrument [Line Items]
Face amount at issuance date				$ 650,000
Issuance date/Date of agreement				Nov. 29, 2013
Fixed interest rate				7.375%			7.375%
Repurchase of notes	$ 35,661
Repurchase of senior notes - cash consideration	28,796
Gain/ (Loss) on bond and debt extinguishment	$ 6,464
Restricted cash				$ 7,000
Debt Instrument Collateral			23 dry bulk vessels
2022 Notes | On or after January 15, 2017
Debt Instrument [Line Items]
Redemption price percentage				105.531%
2022 Notes | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage				101.00%
2022 Logistics Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date				$ 375,000
Issuance date/Date of agreement				Apr. 22, 2014
Fixed interest rate				7.25%			7.25%
Maturity date				May 01, 2022
2022 Logistics Senior Notes | Navios Logistics | On or after May 1, 2017
Debt Instrument [Line Items]
Redemption price percentage				105.438%
2022 Logistics Senior Notes | Navios Logistics | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage				101.00%
Navios Logistics BBVA Loan Facility
Debt Instrument [Line Items]
Issuance date/Date of agreement				Dec. 15, 2016
Line of credit facility maximum borrowing capacity				$ 25,000
Loan margin percentage				3.25%
Interest rate				LIBOR (180 days) plus 325 basis points
Number of repayment installments				20
Repayment frequency				quarterly
Navios Logistics Alpha Bank Loan
Debt Instrument [Line Items]
Issuance date/Date of agreement				May 18, 2017
Line of credit facility maximum borrowing capacity				$ 14,000
Number of vessels financed				2			2
Interest rate				LIBOR (90 days) plus 315 basis points
Fixed interest rate				3.15%			3.15%
Number of repayment installments				20
Repayment frequency				quarterly
Balloon payment on the last repayment date				$ 7,000
Navios Logistics Credit agreement
Debt Instrument [Line Items]
Line of credit facility issuance date				Aug. 17, 2018
Line of credit facility maximum borrowing capacity				$ 7,091			€ 6,200
Fixed interest rate				6.75%			6.75%
Maturity date				Aug. 17, 2020
Number of repayment installments				24
Repayment frequency				monthly
Navios Logistics Term Loan B Facility
Debt Instrument [Line Items]
Line of credit facility issuance date				Nov. 03, 2017
Line of credit facility maximum borrowing capacity				$ 100,000
Interest rate				LIBOR plus 475 basis points
Fixed interest rate				4.75%			4.75%
Duration of loan				4 years
Debt amortization percentage				1.00%
Debt Instrument Collateral				5 tanker vessels